RELATED PARTY TRANSACTIONS AND BALANCES (Additional Information) (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Related Party Transaction [Line Items]
Operating lease right-of-use assets (including Nil and 803,503 ($113,654) from a related party as of June 30, 2019 and 2020, respectively)	$ 360,681		¥ 2,549,914	¥ 0
operating lease liabilities	359,146		2,539,064
Monthly Payment [Member]
Related Party Transaction [Line Items]
Annual rental expense	200,000	¥ 1,440,000
Related Party [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets (including Nil and 803,503 ($113,654) from a related party as of June 30, 2019 and 2020, respectively)	113,654		803,503	¥ 0
operating lease liabilities	$ 113,654		¥ 803,503
Related Party [Member] | Monthly Payment [Member]
Related Party Transaction [Line Items]
Annual rental expense		¥ 120,000